FINANCIAL RISK MANAGEMENT - MARKET RISK - CASH FLOW AND FAIR VALUE INTEREST RATE RISK (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average interest rate of deposits held in banks	3.63%	1.53%
Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average interest rate of deposits held in banks	3.63%	1.53%
Interest bearing debts	¥ 0	¥ 0